Deferred income tax - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	$ (158,055)	$ (163,741)		$ (14,937)
Additions through business combinations	139,103	79,395		98,669
Tax (charge)/income	182,295	73,716		(74,722)
Effects of movement in exchange rates	(6,996)	(11,365)		(24,587)
Net deferred income tax, Ending balance	(107,867)	(158,055)		(163,741)
Deductible temporary differences for which no deferred tax is recognized	1,800,000	1,800,000		1,600,000
Deferred tax liabilities	186,261	169,119	[1]
December 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	222,300	230,900		383,800
December 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	180,000	191,000		195,600
December 31, 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	274,300	298,100		0
December 31, 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax is recognized	99,400	0		0
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(146,054)	(153,081)		(106,060)
Additions through business combinations	61,184	6,065		3,378
Tax (charge)/income	47,148	2,078		(46,364)
Effects of movement in exchange rates	(6,375)	(11,014)		(2,721)
Net deferred income tax, Ending balance	(153,715)	(146,054)		(153,081)
Deferred tax liabilities, including netting	147,364	147,733
Provisions / share based payments obligation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	49,462	66,143		29,279
Additions through business combinations				(2,182)
Tax (charge)/income	5,324	(11,922)		35,089
Effects of movement in exchange rates	2,161	4,759		407
Net deferred income tax, Ending balance	52,625	49,462		66,143
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(166,157)	(191,887)		(121,721)
Additions through business combinations	77,919	73,330		103,638
Tax (charge)/income	58,054	85,254		11,030
Effects of movement in exchange rates	(7,271)	(13,806)		(22,442)
Net deferred income tax, Ending balance	(178,751)	(166,157)		(191,887)
Deferred tax liabilities, including netting	199,064	159,907
Loans and derivatives
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	(14,885)	(26,054)		(11,697)
Tax (charge)/income	32,969	9,295		(16,444)
Effects of movement in exchange rates	(650)	(1,874)		(2,087)
Net deferred income tax, Ending balance	18,734	(14,885)		(26,054)
Other including unrealized exchange differences/tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred income tax, Beginning balance	119,579	141,138		195,262
Additions through business combinations				(6,165)
Tax (charge)/income	38,800	(10,989)		(58,033)
Effects of movement in exchange rates	5,139	10,570		2,256
Net deferred income tax, Ending balance	153,240	$ 119,579		$ 141,138
Undistributed earnings of subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 5,100

[1]	Re-presented to reflect the measurement period adjustments in respect of updates to the accounting for the acquisition of I-Systems Soluções de Infraestrutura S.A. in November 2021 (refer to note 31).